Leases (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2020
Leases
Operating lease right of use assets	$ 100,000				¥ 700,000
Operating Lease, Weighted Average Discount Rate, Percent						7.00%
Operating Lease, Weighted Average Remaining Lease Term	1 year 6 months				1 year 6 months
Rent expenses	$ 153,255	¥ 1,094,679	¥ 1,139,743	¥ 1,284,750
Impairment of right of use assets		¥ 0	¥ 0	¥ 0